Related party transactions - Narrative (Details) $ in Thousands, € in Millions, ¥ in Millions														1 Months Ended					12 Months Ended
	Dec. 06, 2017 shares	Aug. 10, 2017 USD ($)	Aug. 09, 2017	Jul. 20, 2017 CNY (¥)	Jul. 20, 2017 USD ($)	Jul. 19, 2017 CNY (¥)	Jul. 19, 2017 USD ($)	Dec. 28, 2015	Dec. 18, 2015	Oct. 09, 2015 shares	Sep. 25, 2015 shares	Jun. 08, 2015 shares	Feb. 12, 2015 shares	Jul. 31, 2017 USD ($) agreement	Feb. 28, 2017 USD ($) agreement	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€) agreement	Dec. 31, 2016 USD ($) agreement
Related party transactions
Proceeds from disposal of property, plant and equipment | $																			$ 688,192	$ 259,799	$ 87,890
Ordinary shares issued (in shares) | shares	241,418,625									961,849,809	323,518,848	4,700,000,000
Outstanding balance | $																					$ 466,232		$ 1,876,236		$ 1,265,811
Sino IC Leasing (Tianjin) Co., Ltd.
Related party transactions
Number of financing arrangements | agreement															3									2	2
Proceeds from disposal of property, plant and equipment | $															$ 250,600	$ 249,200
Xincheng Leasing (Tianjin) Co., Ltd, Xindian Leasing (Tianjin) Co., Ltd and Xinlu Leasing (Tianjin) Co., Ltd
Related party transactions
Number of financing arrangements | agreement														7
Proceeds from disposal of property, plant and equipment | $														$ 410,800
Xinxin (Hongkong) Capital Co., Limited
Related party transactions
Ordinary shares issued (in shares) | shares												4,700,000,000
Country Hill Limited ("Country Hill")
Related party transactions
Ordinary shares issued (in shares) | shares											323,518,848
Datang
Related party transactions
Ordinary shares issued (in shares) | shares										961,849,809
Datang Finance
Related party transactions
Agreement term (in years)									3 years
Datang Telecom Technology & Industry Holdings Co., Ltd. ("Datang Holdings")
Related party transactions
Agreement term (in years)								3 years
Ordinary shares issued (in shares) | shares										961,849,809
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Related party transactions
Capital contribution made into the registered capital				¥ 800.0	$ 117,800	¥ 600.0	$ 88,300
Ownership in entity (as a percent)				7.44%	7.44%
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Related party transactions
Ordinary shares issued (in shares) | shares													4,700,000,000
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Related party transactions
Capital contribution made into the registered capital | $		$ 900,000																$ 636,000
Ownership in entity (as a percent)		32.00%	26.50%
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | SJ Semiconductor (Jiangyin) Corporation ("SJ Jiangyin")
Related party transactions
Capital contribution made into the registered capital | $																	$ 50,000
Loans from non-controlling interests shareholders
Related party transactions
Term of loan																				7 years
Outstanding balance																						€ 10.6	$ 12,750		$ 1,627
Loans from non-controlling interests shareholders | LFoundry S.r.l. ("LFoundry")
Related party transactions
Term of loan																				7 years
Outstanding balance																								€ 10.6	$ 12,700